Document and Entity Information	12 Months Ended
Oct. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Ultimate Rack, Inc.
Entity Central Index Key	0001540237
Amendment Flag	true
Document Type	S-1
Document Period End Date	Oct. 31, 2013
Entity Filer Category	Smaller Reporting Company
Amendment Description
EXPLANATORY NOTE

On October 29, 2012, the Securities and Exchange Committee (the “SEC”) declared effective the registration statement on Form S-1 (File No. 333-179188), as amended (the “Registration Statement”) filed by Ultimate Rack. Inc. (the “Company”).  The Company is filing this post-effective amendment to the Registration Statement (the “Post-Effective Amendment”) for the purpose of including information from the Company’s Annual Report on Form 10-K for the year ended October 31, 2013, originally filed with the SEC on February 6, 2014, and from the Company’s Quarterly Report on Form 10-Q for the period ended July 31, 2013, originally filed with the SEC on September 16, 2013, including the financial statements for those corresponding and to update certain other information in such Registration Statement. Additionally, we have included the corresponding XBRL detail tagging for our financial statements.

No changes have been made to the Registration Statement other than to add the information as described above, to include information regarding Company’s new legal counsel, and other disclosures regarding the Company’s recent 8 for 1 forward stock split, which became effective as of January 17, 2014 (the “Stock Split”.  This Post-Effective Amendment should be read in conjunction with the Registration Statement. This Post-Effective Amendment does not reflect events that may have occurred after the date of the Registration Statement and does not modify or update in any way the disclosures made in the Registration Statement, except as required to reflect the revisions discussed above.

The information included in this filing updates and supplements this Registration Statement and the Prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.